Financial assets, liabilities and financial result (excluding Orange Bank) - Bonds - Initial notional amount (Details)
€ in Millions, د.م. in Millions, £ in Millions, kr in Millions, $ in Millions, $ in Millions
	Dec. 31, 2019 NOK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 MAD (د.م.)	Jun. 27, 2017 EUR (€)	Jun. 27, 2017 GBP (£)
Bonds maturing February 10, 2020, 4.2 percent [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 25
Bonds maturing February 10, 2020, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				25
Bonds maturing April 9, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				1,000
Bonds maturing November 10, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £					£ 450
Bonds maturing January 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				1,250
Bonds maturing June 27, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount					517		€ 585	£ 517
Bonds maturing September 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 1,000
Bonds maturing October 13, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				255
Bonds maturing December 21, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				272
Bonds maturing January 15, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				650
Bonds maturing June 15, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				1,000
Bonds maturing September 16, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				500
Bonds maturing February 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				150
Bonds maturing March 1, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				500
Bonds maturing September 11, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				750
Bonds maturing October 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 700
Bonds maturing December 22, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 410
Bonds maturing January 9, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				650
Bonds maturing July 15, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				1,250
Bonds maturing May 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				750
Bonds maturing September 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				800
Bonds maturing September 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | kr	kr 500
Bonds maturing November 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				400
Bonds maturing December 5, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £					350
Bonds maturing December 18, 2025, 3.97 percent [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				1,090
Bonds maturing December 18, 2025, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				720
Bonds maturing September 4, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				750
Bonds maturing November 30, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				75
Bonds maturing December 10, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | د.م.						د.م. 1,002
Bonds maturing December 10, 2026, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | د.م.						د.م. 788
Bonds maturing February 3, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				750
Bonds maturing September 9, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				500
Bonds maturing March 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				1,000
Bonds maturing April 11, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				50
Bonds maturing July 24, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | kr	kr 800
Bonds maturing November 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £					500
Bonds maturing January 15, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				1,250
Bonds maturing April 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				150
Bonds maturing June 22, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				100
Bonds maturing January 16, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				1,000
Bonds maturing September 12, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				1,200
Bonds maturing September 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				105
Bonds maturing November 6, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				100
Bonds maturing March 1, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				2,500
Bonds maturing May 29, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				300
Bonds maturing December 5, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				50
Bonds maturing December 8, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				50
Bonds maturing January 5, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				50
Bonds maturing January 15, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				750
Bonds maturing September 4, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				1,000
Bonds maturing January 28, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				1,500
Bonds maturing September 30, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				55
Bonds maturing January 23, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £					500
Bonds maturing June 12, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				939
Bonds maturing July 11, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				300
Bonds maturing April 16, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				50
Bonds maturing January 13, 2042 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $		900
Bonds maturing February 6, 2044 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 850
Bonds maturing September 4, 2049 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 750
Bonds maturing November 22, 2050 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £					£ 500